Capital Structure and Financial Matters - Shareholdings by Directors and Executive Management (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Executive Management
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	8,638,560	8,638,560	8,638,056
Niels Iversen Møller
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	4,292,604	4,292,604	4,292,352
Andreas Holm Mattsson
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	4,163,832	4,163,832	4,163,832
Lars Aage Staal Wegner
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	182,124	182,124	181,872
Board of Directors
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,231,236	803,844	778,644
Roberto Prego
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	676,620	310,248	307,548
Thomas William Wylonis
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	485,676	481,860	471,096
Marianne Søgaard
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	41,652
Steven Projan
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	27,288	11,736